Growth Equity Fund
Relative Value Fund
Science & Technology Fund
Stellar Fund
Capital Appreciation Fund
International Equity Fund

                                                                    May 25, 2000
--------------------------------------------------------------------------------
                          Supplement to the Prospectus
                              dated March 31, 2000

The prospectus is amended as follows:

STELLAR FUND

UNDER "INVESTMENT POLICIES AND PORTFOLIO SECURITIES" ON PAGE 12
---------------------------------------------------------------

The first paragraph and box to the left have been replaced with the following.

The fund may invest in each of the five categories listed below. The fund's investment adviser believes that by spreading the investment portfolio over several categories, the fund can reduce the impact of drastic market movements that might affect any one securities type. The fund will invest no more than 50% in any one category.

THE FUND INVESTS IN THESE CATEGORIES OF SECURITIES:

1. domestic equity securities
2. domestic fixed-income securities (including mortgage and asset-backed securities)
3. international securities (equity and fixed income)
4. real estate securities (REITs)
5. short-term securities

CONTINUED UNDER "INVESTMENT POLICIES AND PORTFOLIO SECURITIES" ON PAGE 13
-------------------------------------------------------------------------

The paragraph discussing "Precious Metal Securities" has been deleted.

UNDER "INVESTMENT RISKS" ON PAGE 13
-----------------------------------

The paragraphs discussing "Precious Metal Securities Risks" and "Options Risks" have been deleted.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.




Firstar Stellar Funds

                                                                    May 25, 2000
--------------------------------------------------------------------------------
              Supplement to the Statement of Additional Information
                              dated March 31, 2000


The Statement of Additional Information is amended as follows:

UNDER "THE FUNDS' INVESTMENTS AND RISKS" ON PAGE 7
--------------------------------------------------

The paragraph discussing "Precious Metals" has been deleted.

UNDER "OPTIONS TRANSACTIONS" ON PAGE 14
---------------------------------------

Delete any reference to the Stellar Fund.

UNDER "THE FUNDS' INVESTMENT LIMITATIONS" ON PAGE 40 #11
--------------------------------------------------------

Delete the last sentence of the paragraph.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.